Accounts Receivable and Other Receivables	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Accounts Receivable and Other Receivables	ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

As at	March 31,
	2024	2023
	$	$
Trade accounts receivable, net of allowance for estimated credit loss	98,346	90,007
Other receivables	462	2,446
	98,808	92,453